Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	Vanguard International Equity Index Funds
CIK	dei_EntityCentralIndexKey	0000857489
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 24, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2023
Prospectus Date	rr_ProspectusDate	Feb. 27, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A